Capital structure and financing - C.4. Lease liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Current	$ 97	$ 0
Non Current	967	$ 0
Lease liabilities	1,063
Expense relating to short-term leases (included in cost of sales and operating expenses)	(5)
Total cash outflow for leases	$ 236